Risks and Uncertainties	12 Months Ended
Dec. 31, 2024
Risks And Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

16. riskS AND UNCERTAINTIES

Credit risk

Our assets that potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

We believe that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where Neo-Concept HK is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD500,000 (approximately US$64,369) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2024, cash balance of HKD1,876,495 (approximately US$241,576) was maintained at financial institutions in Hong Kong and approximately HKD668,551 (approximately US$86,068) was insured by the Hong Kong Deposit Protection Board.

We believe that there is no significant credit risk associated with cash in the UK, which were held by reputable financial institutions in the jurisdiction where Neo-Concept UK is located. The Financial Services Compensation Scheme pays compensation up to a limit of GBP 85,000 (approximately US$106,375) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2024, cash balance of HKD7,289,525 (approximately US$938,441) was maintained at financial institutions in the UK and approximately HKD826,290 (approximately US$106,375) was insured by the Financial Services Compensation Scheme.

We have designed credit policies with an objective to minimize their exposure to credit risk. Our accounts receivable is short term by nature and the associated risk is minimal. We conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. We periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

We are also exposed to risk from account receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total revenue
Customer A	71.3%	41.0%
Customer B	*	13.4%

*        Customer B accounted for less than 10% of total revenue for the year ended December 31, 2023.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total accounts receivables
Customer A	44.7%	24.7%
Customer B	10.1%	30.1%
Customer C	—	15.8%
Customer D	11.0%	12.4%
Customer E	21.6%	—

Vendor concentration risk

Information as to the revenue derived from those vendors that accounted for more than 10% of total purchases for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
Percentage of total purchase
Vendor A	69.3%	60.9%
Vendor B	24.6%	37.6%

No accounts payables as of December 31, 2023 and 2024. No other vendor accounts for more than 10% of our accounts payable as of December 31, 2023 and 2024.

We focus on diversification of suppliers so as to minimize the vendor concentration risk.

Interest rate risk

Our exposure on fair value interest rate risk mainly arises from our fixed deposits with bank. We also have exposure on cash flow interest rate risk which is mainly arising from our deposits with banks and bank borrowings.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by us, such as cash deposits and bank borrowings, at the end of the reporting period, we are not exposed to significant interest rate risk as the interest rates are not expected to change significantly.

Foreign currency risk

We are exposed to foreign currency risk primarily through sales that are denominated in a currency other than the functional currency of the operations to which they relate. The currencies giving rise to this risk are primarily US$. As HKD is currently pegged to US$, our exposure to foreign exchange fluctuations is minimal.

Market and geographic risk

The Company’s operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

The President of the United States issued executive orders in early 2025, instructing the United States to implement new tariffs on imports from Canada, Mexico, and China. The effects of these tariffs on the Company’s operations are still uncertain. The Company’s sales of apparel products to the US companies could be significantly affected by new or increased tariffs, export controls, or other measures that discourage contracts with Chinese companies. As this situation progresses, the Company is evaluating the direct and indirect effects of trade protectionist measures on operations.